SHARE-BASED COMPENSATION - Stock Options (Details) $ / shares in Units, $ in Thousands									1 Months Ended			12 Months Ended
	May 03, 2019 USD ($) item $ / shares shares	May 02, 2019 $ / shares	Jan. 29, 2019 USD ($)	Jul. 01, 2018 shares	Jun. 30, 2018 $ / shares	Jun. 28, 2018 USD ($) $ / shares	Mar. 15, 2018 shares	Jan. 31, 2018 shares	May 31, 2018 shares	Aug. 24, 2017 USD ($) $ / shares	Feb. 26, 2016 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Apr. 30, 2019 shares	Jan. 31, 2019 $ / shares
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation | $												$ 12,284	$ 31,603	$ 28,016
Total incremental cost | $	$ 4,138					$ 10,779				$ 10,382
Closing stock price of ordinary shares (in dollars per share) | $ / shares													$ 4.25			$ 10.00
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Vested Options | $													$ 7,427
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Unvested Options | $												1,475	2,955
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price | $ / shares						$ 0.0613
Share based compensation arrangement by share based payment award to vested option modification incremental compensation cost | $			$ 9,304
Share-based Compensation | $												$ 12,284	$ 31,603	28,016
Number of employees to whom stock options granted earlier were replaced | item	144
Term of the options												10 years	10 years
Minimum
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Closing stock price of ordinary shares (in dollars per share) | $ / shares												$ 2.12
Maximum
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Closing stock price of ordinary shares (in dollars per share) | $ / shares												$ 3.36
Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options forfeited												12,225
Unrecognized share-based compensation cost disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation cost												2 years 15 days
Non-employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation | $												$ 0
Modified Stock Options 24 August 2017 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted after modification (in dollars per ADS) | $ / shares										$ 0.478
Employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share-based compensation expenses from continuing operations | $												4,628	$ 18,640	$ 23,904
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options | $												9,657
Vested Awards [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Total incremental cost | $												1,205
Unvested Awards [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Total incremental cost | $												$ 2,933
Stock Incentive Plan 2011 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)											110,014,158
Unrecognized share-based compensation cost disclosure
Number of ordinary shares added to award pool											45,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											110,014,158
Stock Incentive Plan 2006 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)											97,430,220
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											97,430,220
Stock Incentive Plan 2008 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)											30,529,630
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											30,529,630
Stock Incentive Plan 2009 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)											40,000,000
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											40,000,000
Stock Incentive Plan 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)											53,596,236
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											53,596,236
Stock Incentive Plan 2018 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)											107,100,000
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											107,100,000
Kaixin Plan [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)								6,248,000	21,868,000
Options granted to employees, management and external advisors (in shares)				5,695,286			5,695,286
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								6,248,000	21,868,000
Share-based Compensation Arrangement by Share-based Payment Award, Retrospective Adjustment from Ordinary Shares				36,461,500			36,461,500	40,000,000	140,000,000
Granted (in shares)				5,695,286			5,695,286
Number of options granted earlier replaced	5,472,857
Award vesting period				4 years			4 years
Term of the options				10 years			10 years
Kaixin Plan [Member] | Stock options [Member]
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options | $													$ 3,996
Weighted-average vesting period for recognition of unrecognized share-based compensation cost													2 years 5 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 1.92
Kaixin Auto Holdings Incentive Plan (the "Kaixin 2019 Plan")
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)															4,715,700
Closing stock price of ordinary shares (in dollars per share) | $ / shares												$ 1.87
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares												$ 1.92
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															4,715,700
Number of awards granted (in shares)												223,905
Award vesting period	4 years
Term of the options	10 years
Kaixin Auto Holdings Incentive Plan (the "Kaixin 2019 Plan") | Replacement Kaixin Awards | Vesting on the grant date immediately | Minimum
Unrecognized share-based compensation cost disclosure
Vesting rights (as a percent)	25.00%
Kaixin Auto Holdings Incentive Plan (the "Kaixin 2019 Plan") | Replacement Kaixin Awards | Vesting monthly subsequent to the Replacement Date
Unrecognized share-based compensation cost disclosure
Vesting rights (as a percent)	0.027%
Kaixin Auto Holdings Incentive Plan (the "Kaixin 2019 Plan") | Replacement Kaixin Awards | Vesting monthly subsequent to the Replacement Date | Maximum
Unrecognized share-based compensation cost disclosure
Vesting rights (as a percent)	62.50%
Kaixin Auto Holdings Incentive Plan (the "Kaixin 2019 Plan") | Replacement Kaixin Stock Options
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)	2,186,364											2,186,364
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares												$ 3.35
Granted (in shares)	2,186,364											2,186,364
Number of options granted earlier replaced												(5,472,857)
Granted (in dollars per share) | $ / shares	$ 0.01	$ 1.70										$ 0.01
Award vesting period	3 years
Kaixin Auto Holdings Incentive Plan (the "Kaixin 2019 Plan") | Replacement Kaixin Restricted Stock Units
Unrecognized share-based compensation cost disclosure
Number of awards granted (in shares)	2,183,828